Common and preferred share capital (Tables)	12 Months Ended
Oct. 31, 2019
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Summary of Outstanding Shares and Dividends Paid
The following table presents the outstanding number of shares and dividends paid:
Outstanding shares and dividends paid

$ millions, except number of shares and per share amounts, as at or for the year ended October 31				2019				2018				2017
	Shares outstanding		Dividends paid		Shares outstanding		Dividends paid		Shares outstanding		Dividends paid
	Number of shares	Amount	Amount	$ per share	Number of shares	Amount	Amount	$ per share	Number of shares	Amount	Amount	$ per share
Common shares	445,325,744	$13,589	$2,488	$5.60	442,823,361	$13,242	$2,356	$5.32	439,329,713	$12,550	$2,121	$5.08
Class A Preferred Shares
Series 39	16,000,000	400	16	0.96	16,000,000	400	16	0.98	16,000,000	400	16	0.98
Series 41	12,000,000	300	11	0.94	12,000,000	300	11	0.94	12,000,000	300	11	0.94
Series 43	12,000,000	300	11	0.90	12,000,000	300	11	0.90	12,000,000	300	11	0.90
Series 45	32,000,000	800	35	1.10	32,000,000	800	35	1.10	32,000,000	800	14	0.46
Series 47	18,000,000	450	20	1.13	18,000,000	450	16	0.88	–	–	–	–
Series 49	13,000,000	325	13	1.00	–	–	–	–	–	–	–	–
Series 51	10,000,000	250	5	0.53	–	–	–	–	–	–	–	–
		$2,825	$111			$2,250	$89			$1,800	$52
Treasury shares – common shares	15,931	$2			3,019	$1			(16,410)	$(2)
Treasury shares – preferred shares	–	–			–	–			(116,671)	(3)

Schedule of Common Shares Issued
Common shares
CIBC’s authorized capital consists of an unlimited number of common shares, without nominal or par value.
Common shares issued

$ millions, except number of shares, as at or for the year ended October 31		2019		2018			2017
	Number of shares	Amount	Number of shares	Amount	Number of shares		Amount
Balance at beginning of year	442,826,380	$13,243	439,313,303	$12,548	397,070,280		$8,026
Issuance pursuant to:
Acquisition of The PrivateBank	–	–	1,689,450	194	32,137,402		3,443
Acquisition of Geneva Advisors	–	–	–	–	1,204,344		126
Acquisition of Wellington Financial	–	–	378,848	47	–		–
Equity-settled share-based compensation plans	511,567	52	999,675	95	990,934		91
Shareholder investment plan (1)	1,777,738	194	2,880,782	337	6,870,584		749
Employee share purchase plan	1,213,078	131	1,044,893	123	1,071,051		117
	446,328,763	$13,620	446,306,951	$13,344	439,344,595		$12,552
Purchase of common shares for cancellation	(1,000,000)	(30)	(3,500,000)	(104)	–		–
Treasury shares	12,912	1	19,429	3	(31,292)		(4)
Balance at end of year (2)	445,341,675	$13,591	442,826,380	$13,243	439,313,303	(3)	$12,548

(1)
Commencing with the dividends paid on April 27, 2018, the shares for the Dividend Reinvestment Option and the Stock Dividend Option of the Shareholder Investment Plan (the Plan) were issued from Treasury without discount. Prior to this, these shares were issued at a 2% discount from average market price. The participants in the Share Purchase Option of the Plan continue to receive shares issued from Treasury with no discount.

(2)	Excludes nil restricted shares as at October 31, 2019 (2018: 60,764; 2017: 190,285).
(3)
Excludes 2,010,890 common shares which were issued and outstanding but which had not been acquired by a third party as at October 31, 2017. These shares were issued as a component of our acquisition of The PrivateBank.

Schedule of Common Shares Purchased and Cancelled under Previously Expired NCIB
The following table shows common shares purchased and cancelled under previously expired NCIBs.

$ millions, except number of shares, as at or for the year ended October 31		2019		2018		2017
TSX approval date	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
March 10, 2017 (1)	–	$–	–	$–	–	$–
May 31, 2018 (2)	–	–	3,500,000	417	–	–
	–	$–	3,500,000	$417	–	$–

(1)	No common shares were repurchased under this NCIB.
(2)	Common shares were repurchased at an average price of $119.22 under this NCIB.

Schedule of Terms of Class A Preferred Shares
Terms of Class A Preferred Shares

Outstanding as at October 31, 2019	Quarterly dividends per share (1)	Earliest specified redemption date	Cash redemption price per share
Series 39	$0.2 32063	July 31, 20 24	$25.00
Series 41	$0.234375	January 31, 2020	$25.00
Series 43	$0.225000	July 31, 2020	$25.00
Series 45	$0.275000	July 31, 2022	$25.00
Series 47	$0.281250	January 31 2023	$25.00
Series 49	$0.325000	April 30, 2024	$25.00
Series 51	$0.321875	July 31, 2024	$25.00

(1)	Quarterly dividends may be adjusted depending on the timing of issuance or redemption.

Schedule of Regulatory Capital and Ratios
Our capital ratios and leverage ratio are presented in the table below:

$ millions, as at October 31		2019	2018
CET1 capital		$27,707	$24,641
Tier 1 capital	A	30,851	27,908
Total capital		35,854	32,230

Total RWA (1)		239,863	n/a
CET1 capital RWA (1)		n/a	216,144
Tier 1 capital RWA (1)		n/a	216,303
Total capital RWA (1)		n/a	216,462

CET1 ratio		11.6%	11.4%
Tier 1 capital ratio		12.9%	12.9%
Total capital ratio		15.0%	14.9%
Leverage ratio exposure	B	$714,343	$653,946
Leverage ratio	A/B	4.3%	4.3%

(1)
During 2018, before any capital floor requirement, there were three different levels of RWA for the calculation of CIBC’s CET1, Tier 1 and Total capital ratios as CIBC elected in 2014 to phase in the CVA capital charge as permitted under OSFI’s guideline. Beginning in the first quarter of 2019 the ratios are calculated by reference to the same level of RWA as the phase-in of the CVA capital charge has been completed.

n/a	Not applicable.